                  - B T P Y R A M I D M U T U A L F U N D S -

                           BT INVESTMENT LIMITED TERM
                        U.S. GOVERNMENT SECURITIES FUND

                       ANNUAL                       REPORT
         -------------------------------------------------------------
S      E     P     T     E     M     B     E     R     -     1     9     9     6

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

TABLE OF CONTENTS
----------------------------------------------------------------------

LETTER TO SHAREHOLDERS....................................................          3

BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

    Statement of Assets and Liabilities...................................          5

    Statement of Operations...............................................          5

    Statement of Changes in Net Assets....................................          6

    Financial Highlights..................................................          6

    Notes to Financial Statements.........................................          7

    Report of Independent Accountants.....................................          8

SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

    Schedule of Portfolio Investments.....................................          9

    Statement of Assets and Liabilities...................................         10

    Statement of Operations...............................................         10

    Statement of Changes in Net Assets....................................         11

    Financial Highlights..................................................         11

    Notes to Financial Statements.........................................         12

    Report of Independent Accountants.....................................         13

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this annual report for the BT Investment Limited Term U.S. Government Securities Fund, providing a review of the market, the portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The BT Investment Limited Term U.S. Government Securities Fund (the "Fund") returned 4.86% for the twelve months ended September 30, 1996, as compared to 4.41% for the Lipper Short/Intermediate U.S. Government Funds Average. Since its inception on August 24, 1992, the Fund is up 20.30%.

MARKET ACTIVITY

The Fund's fiscal year began toward the end of one of the best years for the bond market ever, as evidence of a slowing economy and continued low inflation created a climate of optimism that pushed rates down across the board. During the fourth calendar quarter, the 5-year bond yield was down by 0.63% and the 2-year U.S. Treasury Notes ("Treasuries") fell 0.65%. In contrast, the first quarter of 1996 saw rates increase dramatically in the bond market, primarily due to stronger than expected economic indicators in general and the early February 1996 report indicating higher than anticipated employment figures in particular. It is interesting to note that the market reversed even with yet another cut in interest rates by the Federal Reserve Board at the end of January.

By the end of June, rates had increased further, due to monthly non-farm employment figures that continued to be higher than anticipated and concerns about a possible tightening by the Federal Reserve Board. As a result, the short end of the yield curve steepened slightly during this quarter and then remained virtually unchanged through the end of September, leaving the 2 to 5 year spread at 0.35%.

Still, during the third calendar quarter, conflicting economic signals left market participants uncertain as to the paths of growth and inflation going forward. Three Federal Reserve Board meetings passed with no action. On a duration-adjusted basis, mortgage-backed securities outperformed Treasuries for the last half of the Fund's fiscal year.

INVESTMENT REVIEW

The Fund began with a duration longer than the benchmark, in anticipation of the Federal Reserve Board's January easing of interest rates. But then, the change in yields on the 2-year U.S. Treasuries moved somewhat faster than we anticipated in early February and interest rates unexpectedly rose without any action from the Federal Reserve Board toward the end of September, and so the Fund underperformed its benchmark slightly. Primarily due to effective asset allocation and the ability to quickly adjust duration as market conditions changed, the Fund outperformed its category average.

More specifically, we shifted the portfolio's duration from longer than the Index to shorter than the Index following the release of the stronger than anticipated February employment figures, and we were able to capture substantial gains from this position as the market traded off most considerably through February and March.

The focus from that point on was on each month's employment figures, every one of which indicated a strong and growing economy. Thus, for the remainder of the Fund's fiscal year, the Fund maintained a duration of neutral to slightly shorter than the benchmark. As of September 30, 1996, the Fund had a duration matching the 1.75 years of the Index.

Since the Federal Reserve Board appears to be on hold until inflation manifests itself more clearly, we marginally increased our mortgage sector overweight. We believe this sector provides incremental spread with limited risk of prepayments. As of September 30, the Fund was allocated 85.8% to U.S. Treasury Notes, 11.4% to Repurchase Agreement, and 2.8% to U.S. Government Agency based on a market value of investments.

MANAGER OUTLOOK

Looking ahead, economic signals remain ambiguous. While consumption seems to be waning, the housing sector continues to exhibit resilience in the face of higher interest rates. Inflation remains subdued, but with the unemployment rate at 5.1%, wage pressures may be imminent. Thus, for now, we maintain our mortgage sector overweight, since we believe both seasonal effects and current interest rate levels should bode well for prepayments. We also established a modest duration overweight position in the beginning of October.

We will, of course, continue monitoring economic conditions and how they affect the financial markets, as we seek to provide high levels of current income with the preservation of capital.

                                     * * *

We value your ongoing support of the BT Investment Limited Term U.S. Government Securities Fund and look forward to serving your investment needs in the years ahead.

                                   Lou Hudson
                            Portfolio Manager of the
            Short/Intermediate U.S. Government Securities Portfolio
                               September 30, 1996

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

LETTER TO SHAREHOLDERS
----------------------------------------------------------------------

The following graph illustrates the Fund's return versus the Lehman 1-3 Year Government Index from August 31, 1992 to September 30, 1996, assuming a $10,000 initial investment:
--------------------------------------------------------------------------------
COMPARISON OF CHANGE
IN VALUE OF A $10,000
INVESTMENT IN THE
BT INVESTMENT LIMITED
TERM U.S. GOVERNMENT
SECURITIES FUND AND THE
LEHMAN 1-3 YEAR
GOVERNMENT INDEX
TOTAL RETURN ENDED SEPTEMBER 30,
               1996
One Year           Since 8/24/92*
 4.86 %                20.30%
 * The Fund's inception date
Investment return and principal
value may fluctuate so that
shares, when redeemed, may be
worth more or less than their
original cost.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                   BT INVESTMENT

                                                   LIMITED TERM
                                                  U.S. GOVERNMENT  LEHMAN 1-3 YEAR
                                                  SECURITIES FUND  GOVERNMENT INDEX
8/31/1992                                                 $10,000           $10,000
9/30/1992                                                 $10,111           $10,094
12/31/1992                                                $10,044           $10,115
3/31/1993                                                 $10,310           $10,333
6/30/1993                                                 $10,404           $10,448
9/30/1993                                                 $10,613           $10,592
12/31/1993                                                $10,666           $10,659
3/31/1994                                                 $10,597           $10,607
6/30/1994                                                 $10,614           $10,607
9/30/1994                                                 $10,630           $10,714
12/31/1994                                                $10,659           $10,714
3/31/1995                                                 $10,958           $11,070
6/30/1995                                                 $11,307           $11,421
9/30/1995                                                 $11,440           $11,591
12/31/1995                                                $11,704           $11,876
3/31/1996                                                 $11,742           $11,921
6/30/1996                                                 $11,846           $12,046
9/30/1996                                                 $11,996           $12,247
Past performance is not indicative of future
performance.

--------------------------------------------------------------------------------

OBJECTIVE                       Seeks high level of current income with the preservation of capital.
-----------------------------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS          Direct obligations issued or guaranteed by the U.S. Government, or its agencies and instrumentalities, including repurchase agreements collateralized by U.S. Government obligations. The average weighted maturity of securities will range from two to five years.
-----------------------------------------------------------------------------------------------------

DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY ASSET TYPE
AS OF SEPTEMBER 30, 1996
(PERCENTAGES ARE BASED ON MARKET VALUE)

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Government Agency       2.8%
Repurchase Agreements       11.4%
U.S. Treasury Notes         85.8%

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
    Investment in Short/Intermediate U.S. Government Securities
     Portfolio, at Value.........................................  $  52,224,002
    Deferred Organization and Prepaid Expenses...................         13,206
    Due from Bankers Trust.......................................         58,590
                                                                   -------------
Total Assets.....................................................     52,295,798
                                                                   -------------
LIABILITIES
    Payable for Shares of Beneficial Interest Redeemed...........        503,012
    Dividends Payable............................................          5,767
    Accrued Expenses and Other...................................         50,356
                                                                   -------------
Total Liabilities................................................        559,135
                                                                   -------------
NET ASSETS ($0.001 Par Value Per Share, Unlimited Number of
  Shares of Beneficial Interest Authorized)......................  $  51,736,663
                                                                   -------------
                                                                   -------------
COMPOSITION OF NET ASSETS
    Paid-in Capital..............................................  $  52,037,386
    Accumulated Net Realized Loss from Investment Transactions...       (567,118)
    Net Unrealized Appreciation on Investments...................        266,395
                                                                   -------------
NET ASSETS, SEPTEMBER 30, 1996...................................  $  51,736,663
                                                                   -------------
                                                                   -------------
SHARES OUTSTANDING...............................................      5,277,821
                                                                   -------------
                                                                   -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net
  assets divided by shares outstanding)..........................  $        9.80
                                                                   -------------
                                                                   -------------

STATEMENT OF OPERATIONS FOR THE PERIOD JANUARY 1, 1996 TO SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Income Allocated from Short/Intermediate U.S. Government
     Securities Portfolio, net...................................  $  1,602,645
                                                                   ------------
EXPENSES
    Administration and Services..................................        87,048
    Registration.................................................        31,779
    Shareholder Reports..........................................        38,672
    Professional.................................................        19,412
    Trustees.....................................................         5,162
    Miscellaneous................................................         5,206
                                                                   ------------
    Total Expenses...............................................       187,279
    Less: Expenses Absorbed by Bankers Trust.....................      (100,231)
                                                                   ------------
    Net Expenses.................................................        87,048
                                                                   ------------
NET INVESTMENT INCOME............................................     1,515,597
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net Realized Loss from Investment Transactions...............      (405,643)
    Net Change in Unrealized Appreciation of Investments.........        23,331
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS..................      (382,312)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.......................  $  1,133,285
                                                                   ------------
                                                                   ------------

                  SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 7

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------

                                                  FOR THE
                                                  PERIOD
                                                JANUARY 1,
                                                  1996 TO        FOR THE YEAR
                                               SEPTEMBER 30,         ENDED
                                                   1996+       DECEMBER 31, 1995
                                               -------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
    Net Investment Income....................  $  1,515,597      $  1,766,090
    Net Realized Gain (Loss) from Investment
     Transactions............................      (405,643)          463,090
    Net Change in Unrealized Appreciation on
     Investments.............................        23,331           628,130
                                               -------------   -----------------
Net Increase in Net Assets from Operations...     1,133,285         2,857,310
                                               -------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net Investment Income....................    (1,515,597)       (1,766,090)
    Net Realized Gains from Investment
     Transactions............................      (113,083)         --
                                               -------------   -----------------
Total Distributions..........................    (1,628,680)       (1,766,090)
                                               -------------   -----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST (NOTE 3)
    Net Proceeds from Shares Issued in Merger
     Transaction.............................    26,715,127          --
    Net Decrease from Capital Transactions in
     Shares of Beneficial Interest...........    (4,352,961)       (2,523,359)
                                               -------------   -----------------
Net Increase (Decrease) from Capital
  Transactions in Shares of Beneficial
  Interest...................................    22,362,166        (2,523,359)
                                               -------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......    21,866,771        (1,432,139)
NET ASSETS
Beginning of Period..........................    29,869,892        31,302,031
                                               -------------   -----------------
End of Period................................  $ 51,736,663      $ 29,869,892
                                               -------------   -----------------
                                               -------------   -----------------

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for each of the periods indicated for the BT Investment Limited Term U.S. Government Securities Fund.

                                                 FOR THE PERIOD                                      FOR THE PERIOD
                                                 JANUARY 1, 1996            FOR THE YEAR             AUGUST 24, 1992
                                                       TO                ENDED DECEMBER 31,           (COMMENCEMENT
                                                  SEPTEMBER 30,    -------------------------------  OF OPERATIONS) TO
                                                      1996+          1995       1994       1993     DECEMBER 31, 1992
                                                -----------------  ---------  ---------  ---------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD..........      $    9.96      $    9.61  $   10.06  $    9.93      $   10.00
                                                      -------      ---------  ---------  ---------         ------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income.....................           0.38           0.57       0.44       0.41           0.14
    Net Realized and Unrealized Gain (Loss) on
     Investment Transactions..................          (0.14)          0.35      (0.45)      0.20          (0.07)
                                                      -------      ---------  ---------  ---------         ------
Total from Investment Operations..............           0.24           0.92      (0.01)      0.61           0.07
                                                      -------      ---------  ---------  ---------         ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net Investment Income.....................          (0.38)         (0.57)     (0.44)     (0.41)         (0.14)
    Net Realized Gain from Investment
     Transactions.............................          (0.02)            --         --      (0.07)            --
                                                      -------      ---------  ---------  ---------         ------
Total Distributions...........................          (0.40)         (0.57)     (0.44)     (0.48)         (0.14)
                                                      -------      ---------  ---------  ---------         ------
NET ASSET VALUE, END OF PERIOD................      $    9.80      $    9.96  $    9.61  $   10.06      $    9.93
                                                      -------      ---------  ---------  ---------         ------
                                                      -------      ---------  ---------  ---------         ------
TOTAL INVESTMENT RETURN.......................          2.50%          9.81%    (0.08)%      6.21%          2.02%
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000's
     omitted).................................      $  51,737      $  29,870  $  31,302  $   3,462      $   3,188
    Ratios to Average Net Assets:
      Net Investment Income...................          5.22%*         5.81%      4.69%      4.35%          4.08%*
      Expenses, including Expenses of the
       Short/ Intermediate U.S. Government
       Securities Portfolio...................          0.60%*         0.60%      0.60%      0.60%          0.60%*
      Decrease Reflected in Above Expense
       Ratio Due to Absorption of Expenses by
       Bankers Trust..........................          0.40%*         0.24%      0.34%      1.43%          5.60%*

----------------
* Annualized
+ On February 9, 1996, the Board of Trustees voted to approve the change of the fiscal year end from December 31 to September 30.

                  SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 7

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
----------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Pyramid Mutual Funds ("the Trust") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Limited Term U.S. Government Securities Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on August 24, 1992. The Fund invests substantially all of its assets in the Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1996, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

On February 9, 1996, the Board of Trustees approved the change of the fiscal year end from December 31 to September 30.

B. INVESTMENT INCOME
The Fund earns interest income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. ORGANIZATION EXPENSES
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

D. DIVIDENDS
The Fund declares dividends daily and pays these dividends monthly from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the period ended September 30, 1996, $74,016 of net realized gains was reclassified from accumulated net realized loss to paid-in-capital.

For the period September 30, 1996, the Fund has a capital loss carry forward of $567,118 of which $67,939 expires in 2002 and $499,179 expires in 2004.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.30 of 1% of the Fund's average daily net assets. For the period January 1, 1996 to September 30, 1996, this fee aggregated $87,048.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the period January 1, 1996 to September 30, 1996, no reimbursable expenses were incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and
0.60 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the period January 1, 1996 to September 30, 1996, expenses of the Fund have been reduced by $100,231.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood and/or Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At September 30, 1996, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                FOR THE PERIOD
                               JANUARY 1, 1996          FOR THE YEAR ENDED
                            TO SEPTEMBER 30, 1996       DECEMBER 31, 1995
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold*....................   3,817,849  $ 37,544,648   1,207,729  $ 11,921,648
Reinvested...............     162,886     1,602,240     178,335     1,754,361
Redeemed.................  (1,703,203)  (16,784,722) (1,643,080)  (16,199,368)
                           ----------  ------------  ----------  ------------
Net Increase
 (Decrease)..............   2,277,532  $ 22,362,166    (257,016) $ (2,523,359)
                           ----------  ------------  ----------  ------------
                           ----------  ------------  ----------  ------------

--------------------

* On June 5, 1996, the BT Investment Limited Term U.S. Government Securities Fund acquired the assets of BT Investment Funds Short/ Intermediate U.S. Government Securities Fund in exchange for 2,720,481 shares of beneficial interest at the net asset value of $9.82 per share amounting to $26,715,127.

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

REPORT OF INDEPENDENT ACCOUNTANTS
----------------------------------------------------------------------

To the Trustees and Shareholders of
BT Pyramid Mutual Funds:

We have audited the accompanying statement of assets and liabilities of the BT Investment Limited Term U.S. Government Securities Fund (one of the funds comprising the BT Pyramid Mutual Funds) as of September 30, 1996, and the related statement of operations for the nine months then ended, the statement of changes in net assets for the nine months ended September 30, 1996 and the year ended December 31, 1995, and the financial highlights for the nine months ended September 30, 1996, each of the three years in the period ended December 31, 1995 and for the period August 24, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BT Investment Limited Term U.S. Government Securities Fund of BT Pyramid Mutual Funds as of September 30, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.
Kansas City, Missouri
November 7, 1996

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT           DESCRIPTION                VALUE
----------------------------------------  --------------

          U.S. GOVERNMENT & AGENCY
           OBLIGATIONS - 90.82%
          U.S. TREASURY NOTES - 87.95%
$2,000,000 5.25%, 12/31/97............... $    1,984,372
   900,000 6.00%, 5/31/98................        899,295
10,000,000 6.25%, 6/30/98................     10,029,663
12,500,000 6.125%, 8/31/98...............     12,505,828
 7,090,000 6.00%, 9/30/98................      7,081,138
 9,200,000 6.375%, 5/15/99...............      9,228,750
 3,200,000 6.00%, 8/15/99................      3,177,754
 1,000,000 7.125%, 9/30/99...............      1,022,812
                                          --------------
                                              45,929,612
                                          --------------
          UTILITY - 2.87%
 1,500,000 Tennessee Valley Authority,
           6.00%, 1/15/97...............       1,501,164
                                          --------------
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS
(Cost $47,476,643)......................  $   47,430,776
                                          --------------

PRINCIPAL
  AMOUNT           DESCRIPTION                VALUE
----------------------------------------  --------------

          SHORT TERM INSTRUMENT - 11.64%
          REPURCHASE AGREEMENT - 11.64%
$6,080,492 Repurchase Agreement with
           Sanwa Bank, Dated 9/30/96,
           5.55%. Principal and Interest
           in the Amount of $6,081,429,
           due 10/1/96. (Collateralized
           by U.S. Treasury Notes, Par
           Value $5,834,000, 7.875% due
           4/15/98, value of $6,203,511)
           (Cost $6,080,492)............  $    6,080,492
                                          --------------
TOTAL INVESTMENTS
(Cost $53,557,135) -- 102.46%...........  $   53,511,268
Liabilities in Excess of Other Assets --
(2.46%).................................      (1,287,143)
                                          --------------
NET ASSETS -- 100.00%...................  $   52,224,125
                                          --------------
                                          --------------

                  SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 12

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
    Investments, at Value (Cost of $53,557,135 including
     Repurchase Agreement amounting to $6,080,492)...............  $   53,511,268
    Cash.........................................................          35,625
    Interest Receivable and Prepaid Expenses.....................         527,629
    Due from Bankers Trust.......................................          14,749
                                                                   --------------
Total Assets.....................................................      54,089,271
                                                                   --------------
LIABILITIES
    Payable for Securities Purchased.............................       1,849,390
    Accrued Expenses and Other...................................          15,756
                                                                   --------------
Total Liabilities................................................       1,865,146
                                                                   --------------
NET ASSETS.......................................................  $   52,224,125
                                                                   --------------
                                                                   --------------
COMPOSITION OF NET ASSETS
    Paid-in Capital..............................................  $   52,269,992
    Net Unrealized Depreciation on Investments...................         (45,867)
                                                                   --------------
NET ASSETS, SEPTEMBER 30, 1996...................................  $   52,224,125
                                                                   --------------
                                                                   --------------

STATEMENT OF OPERATIONS FOR THE PERIOD JANUARY 1, 1996 TO SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest.....................................................  $    2,322,522
                                                                   --------------
EXPENSES
    Advisory.....................................................         100,786
    Administration and Services..................................          20,157
    Professional.................................................          17,827
    Miscellaneous................................................           3,105
                                                                   --------------
    Total Expenses...............................................         141,875
    Less: Expenses Absorbed by Bankers Trust.....................         (20,932)
                                                                   --------------
    Net Expenses.................................................         120,943
                                                                   --------------
NET INVESTMENT INCOME............................................       2,201,579
                                                                   --------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net Realized Loss on Investment Transactions...................        (543,943)
  Net Change in Unrealized Depreciation of Investments...........        (220,154)
                                                                   --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS..................        (764,097)
                                                                   --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.......................  $    1,437,482
                                                                   --------------
                                                                   --------------

                  SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 12

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------

                                               FOR THE PERIOD
                                                 JANUARY 1,
                                                    1996            FOR THE
                                                TO SEPTEMBER      YEAR ENDED
                                                 30, 1996+     DECEMBER 31, 1995
                                               --------------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income....................  $ 2,201,579      $    3,185,902
    Net Realized Gain (Loss) from Investment
      Transactions...........................     (543,943   )         834,099
    Net Change in Unrealized Appreciation
      (Depreciation) on Investments..........     (220,154   )         965,227
                                               --------------  -----------------
Net Increase in Net Assets from Operations...    1,437,482           4,985,228
                                               --------------  -----------------
CAPITAL TRANSACTIONS
    Proceeds from Capital Invested...........   46,130,920          24,442,594
    Value of Capital Withdrawn...............  (50,522,190   )     (21,520,447)
                                               --------------  -----------------
Net Increase (Decrease) in Net Assets from
 Capital Transactions........................   (4,391,270   )       2,922,147
                                               --------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......   (2,953,788   )       7,907,375
NET ASSETS
Beginning of Period..........................   55,177,913          47,270,538
                                               --------------  -----------------
End of Period................................  $52,224,125      $   55,177,913
                                               --------------  -----------------
                                               --------------  -----------------

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for each of the periods indicated for the Short/Intermediate U.S. Government Securities Portfolio.

                                                                                                     FOR THE PERIOD
                                               FOR THE PERIOD                                        AUGUST 24, 1992
                                               JANUARY 1, 1996     FOR THE YEAR ENDED DECEMBER 31,    (COMMENCEMENT
                                              TO SEPTEMBER 30,     -------------------------------  OF OPERATIONS)TO
                                                    1996+            1995       1994       1993     DECEMBER 31, 1992
                                            ---------------------  ---------  ---------  ---------  -----------------
SUPPLEMENTAL DATA AND RATIOS
    Net Assets, End of Period (000's
      omitted)............................        $  52,224        $  55,178  $  47,271  $  17,729      $   4,999
    Ratios to Average Net Assets
      Net Investment Income...............            5.46%*           6.09%      4.91%      4.25%          4.36%*
      Expenses............................            0.30%*           0.30%      0.30%      0.30%          0.30%*
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of
        Expenses by Bankers Trust.........            0.05%*           0.05%      0.09%      0.25%          1.41%*
      Portfolio Turnover Rate.............             314%             246%       202%       267%            75%

----------------

* Annualized.
+ On February 9, 1996, the Board of Trustees voted to approve the change of the fiscal year end from December 31 to September 30.

                  SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 12

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
----------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991, as an unincorporated trust under the laws of New York and commenced operations on August 24, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

On February 9, 1996, the Board of Trustees approved the change of the fiscal year end from December 31 to September 30.

B. SECURITY VALUATION
The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short-term obligations with remaining maturities of 60 days or less, are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

E. FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the period January 1, 1996 to September 30, 1996, this fee aggregated $20,157

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.25 of 1% of the Portfolio's average daily net assets. For the period January 1, 1996 to September 30, 1996, this fee aggregated $100,786.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.30 of 1% of the average daily net assets of the Portfolio. For the period January 1, 1996 to September 30, 1996, expenses of the Portfolio have been reduced $20,932.

On September 30, 1996, the Trust (BT Pyramid Mutual Funds) entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. was the Trust's Distributor.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood or Signature. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 -- PURCHASE AND SALE OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments of long-term U.S. Government obligations, for the period January 1, 1996 to September 30, 1996, were $150,807,498 and $149,891,576, respectively. For federal income tax purposes, the tax basis of investments held at September 30, 1996 was $53,573,478. The aggregate gross unrealized appreciation for all investments was $38,322 and the aggregate gross unrealized depreciation for all investments was $100,532.

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS
----------------------------------------------------------------------

To the Trustees and Holders of Beneficial
Interest of the Short/Intermediate U.S. Government Securities Portfolio:

We have audited the accompanying statement of assets and liabilities of the Short/Intermediate U.S. Government Securities Portfolio, including the schedule of portfolio investments, as of September 30, 1996, and the related statement of operations for the nine months then ended, the statement of changes in net assets for the nine months ended September 30, 1996 and the year ended December 31, 1995, and the financial highlights for the nine months ended September 30, 1996, each of the three years in the period ended December 31, 1995 and for the period August 24, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Short/Intermediate U.S. Government Securities Portfolio as of September 30, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.
Kansas City, Missouri
November 7, 1996

BT PYRAMID MUTUAL FUNDS
BT INVESTMENT LIMITED
TERM U.S. GOVERNMENT
SECURITIES FUND

For shareholder account information
and current price and yield
quotations, shareholders may call
their relationship manager or
servicing agent. Prospectuses
containing more extensive information
regarding the BT Investment Limited
Term U.S. Government Securities Fund
may be obtained by calling or writing
to Investors Fiduciary Trust Company
or Edgewood Services, Inc., the
primary Servicing Agent and
Distributor, respectively, of BT
Pyramid Mutual Funds:

BT PYRAMID MUTUAL FUNDS
Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, MO 64105
(800) 730-1313

BT PYRAMID MUTUAL FUNDS
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-8097

You may write to the BT Investment
Limited Term
U.S. Government Securities Fund at the
following address:
BT PYRAMID MUTUAL FUNDS
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-8097

STA461200